                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 401 West "A" Street
         San Diego, CA  92101

Form 13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /s/ John D. Wylie    San Diego, California  May 9, 2001
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     108

Form 13F Information Table Value Total:     $733,631
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   NONE

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

COLUMN 1               COLUMN2    COLUMN 3        COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                       TITLE                                 SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP           VALUE      PRN AMT  PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------         --------   -----           -------    -------  --------   ----------    -----     ----------------------
ABGENIX INC            Common    00339B107       2,007,516    84,750  SH             SOLE                 84,750
ACCREDO HEALTH INC COM Common    00437V104       3,206,938    98,109  SH             SOLE                 98,109
ACTIVISION INC         Common    004930202       1,996,056    82,100  SH             SOLE                 82,100
ACTUATE CORP           Common    00508b102       5,109,722   534,350  SH             SOLE                534,350
ADELPHIA BUSINESS
  SOLUTIONS            Common    006847107       7,987,125 1,681,500  SH             SOLE              1,681,500
ADELPHIA
  COMMUNICATIONS CL A  Common    006848105      11,222,550   277,100  SH             SOLE                277,100
AMERICAN EAGLE
  OUTFITTERS INC       Common    2.55E+109      16,830,250   585,400  SH             SOLE                585,400
AMGEN INC              Common    031162100       9,028,125   150,000  SH             SOLE                150,000
APPLE COMPUTER INC COM Common    037833100       9,933,707   450,100  SH             SOLE                450,100
APPLEBEES INTL         Common    037899101      13,350,694   374,100  SH             SOLE                374,100
APPLIED MATLS INC COM  Common    038222105       8,665,200   199,200  SH             SOLE                199,200
ARQULE INC COM         Common    4.27E+110       2,909,700   219,600  SH             SOLE                219,600
ASPEN TECHNOLOGY       Common    045327103       1,941,038    81,300  SH             SOLE                 81,300
AURORA BIOSCIENCES
  CRP COM              Common    051920106       1,691,869    94,650  SH             SOLE                 94,650
BARRETT RESOURCE CORP  Common    068480201       3,879,230    64,600  SH             SOLE                 64,600
BED BATH & BEYOND      Common    075896100       7,042,069   286,700  SH             SOLE                286,700
BOISE CASCADE CORP.    Common    097383103       6,779,260   215,900  SH             SOLE                215,900
BISYS GROUP INC COM    Common    055472104       7,478,578   139,950  SH             SOLE                139,950
BROWN TOM INC          Common    115660201      12,564,750   380,750  SH             SOLE                380,750
CAREMARK RX INC.       Common    141705103      16,335,208 1,252,700  SH             SOLE              1,252,700
CENTEX CORP            Common    152312104       5,464,480   131,200  SH             SOLE                131,200
CHARTER COMMUNICATIONS Common    16117M107       4,353,050   192,400  SH             SOLE                192,400
CIENA CORP COM         Common    171779101       5,427,500   130,000  SH             SOLE                130,000
CIRRUS LOGIC CORP COM  Common    172755100      13,493,044   903,300  SH             SOLE                903,300
CISCO SYS INC COM      Common    17275R102       7,104,556   449,300  SH             SOLE                449,300
CLARENT CORP DEL COM   Common    180461105       6,237,600   519,800  SH             SOLE                519,800
CONSTELLATION BRANDS
  INC.                 Common    21036P108       9,503,288   132,450  SH             SOLE                132,450
CORNING INC            Common    219350105       9,159,463   442,700  SH             SOLE                442,700
CROSS TIMBERS OIL CO.  Common    227573102       7,885,350   318,600  SH             SOLE                318,600
DESCARTES SYSTEMS
  GROUP                Common    249906108       1,421,109   106,750  SH             SOLE                106,750
DMC STRATEX NETWORKS   Common    23322L106       2,258,762   272,140  SH             SOLE                272,140





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

ECHOSTAR COMMNTNS
  NEW CL A             Common    278762109      10,081,019   364,100  SH             SOLE                364,100
FIRST HEALTH
  GROUP CORP           Common    320960107       4,444,538   101,300  SH             SOLE                101,300
FREEMARKETS INC        Common    356602102       6,255,836   656,350  SH             SOLE                656,350
FREEPORT McMORAN
  COPPER GOLD          Common    35671D857       9,881,460   757,200  SH             SOLE                757,200
GALILEO TECHNOLOGY     Common    363547100       7,483,230   341,700  SH             SOLE                341,700
GENERAL MOTORS         Common    370442105      10,795,170   208,200  SH             SOLE                208,200
GENZYME CORP           Common    372917104       7,226,400    80,000  SH             SOLE                 80,000
HANOVER COMPRESSOR
  COMPANY              Common    410768105      10,912,725   344,250  SH             SOLE                344,250
HILFIGER TOMMY
  CORP ORD             Common    G8915Z102      13,732,795 1,068,700  SH             SOLE              1,068,700
HOME DEPOT INC         Common    437076102      14,654,000   340,000  SH             SOLE                340,000
HOT TOPIC INC          Common    441339108      12,493,600   446,200  SH             SOLE                446,200
I2 TECHNOLOGIES, INC.  Common    465754109       2,900,000   200,000  SH             SOLE                200,000
IMPATH INC             Common    45255G101       4,878,650   105,200  SH             SOLE                105,200
INDYMAC BANCORP        Common    456607100      13,142,802   457,300  SH             SOLE                457,300
INSIGHT COMMUNICATIONS Common    45768V108       9,858,000   372,000  SH             SOLE                372,000
INTERTRUST TECH
  CORP COM             Common    46113Q109       3,274,650   727,700  SH             SOLE                727,700
INTERWOVEN             Common    46114T102       2,879,888   286,200  SH             SOLE                286,200
ITXC CORP              Common    45069F109       3,724,622   651,300  SH             SOLE                651,300
JABIL CIRCUIT INC COM  Common    466313103      10,810,000   500,000  SH             SOLE                500,000
KINDER MORGAN INC      Common    49455P101       5,681,760   106,800  SH             SOLE                106,800
LAM RESEARCH           Common    512807108      10,423,875   438,900  SH             SOLE                438,900
LARGE SCALE
  BIOLOGY CORP         Common    517053104       1,490,550   313,800  SH             SOLE                313,800
LOCKHEED MARTIN
  CORP COM             Common    539830109       7,379,550   207,000  SH             SOLE                207,000
MANUGISTICS            Common    565011103       3,510,506   191,700  SH             SOLE                191,700
MARINE DRILLING
  COS COM              Common    568240204       9,855,170   369,800  SH             SOLE                369,800
MATRIXONE              Common    57685P304       6,585,272   385,950  SH             SOLE                385,950
MAVERICK TUBE CORP COM Common    577914104       7,241,930   351,550  SH             SOLE                351,550
MCDATA CORP            Common    580031102       6,450,148   284,500  SH             SOLE                284,500
MEDAREX INC COM        Common    583916101       8,528,981   511,100  SH             SOLE                511,100
MEDICIS PHARMACEUTICAL
  CL A                 Common    584690309       5,019,840   112,000  SH             SOLE                112,000
METALINK LTD           Common    M69897102       2,966,406   379,700  SH             SOLE                379,700
METRO ONE TELECOMM COM Common    59163F105       3,373,250   103,000  SH             SOLE                103,000
MORGAN STANLEY
  DEAN WITTER          Common    617446448       9,335,750   174,500  SH             SOLE                174,500
NASDAQ 100 TR UNIT
  SER 1                Common    631100104      15,660,000   400,000  SH             SOLE                400,000
NATIONAL-OILWELL INC
  COM                  Common    637071101      10,982,905   317,150  SH             SOLE                317,150
NETEGRITY INC COM      Common    64110P107       1,681,888    68,300  SH             SOLE                 68,300
NEW FOCUS              Common    644383101       4,412,903   352,750  SH             SOLE                352,750
NEWPORT CORP           Common    651824104       5,562,326   190,100  SH             SOLE                190,100


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

NOKIA CORP             Common    654902204       9,100,800   379,200  SH             SOLE                379,200
NUANCE COMMUNICATION   Common    669967101       6,228,816   620,400  SH             SOLE                620,400
OAKLEY INC             Common    673662102       7,620,665   428,850  SH             SOLE                428,850
OPTIMAL ROBOTICS CORP
  CL A NEW             Common    68388R208       5,947,463   228,200  SH             SOLE                228,200
OSI PHARMACEUTICALS    Common    671040103       1,981,250    50,000  SH             SOLE                 50,000
PAIN THERAPUTICS       Common    69562K100         640,341    61,350  SH             SOLE                 61,350
PARAMETRIC TECH        Common    699173100       7,307,094   806,300  SH             SOLE                806,300
PENNEY J C INC         Common    708160106       7,870,278   492,200  SH             SOLE                492,200
PEREGRINE SYSTEMS INC
  COM                  Common    71366Q101       7,854,600   402,800  SH             SOLE                402,800
PIVOTAL CORP           Common    72581R106       3,720,194   327,050  SH             SOLE                327,050
POZEN INC              Common    73941U102       1,376,000   172,000  SH             SOLE                172,000
RCN CORP COM           Common    749361101       7,968,488 1,321,200  SH             SOLE              1,321,200
REMEC INC COM          Common    759543101       1,898,000   189,800  SH             SOLE                189,800
ROSETTA INPHARMETICS   Common    777777103       2,209,950   245,550  SH             SOLE                245,550
SABRE HOLDINGS         Common    785905100       9,446,382   204,600  SH             SOLE                204,600
SANGSTAT MEDICAL       Common    801003104      10,265,713 1,156,700  SH             SOLE              1,156,700
SENSORMATIC ELECTRS
  CP COM               Common    817265101      10,887,000   573,000  SH             SOLE                573,000
SMITH INTERNATIONAL
  INC.                 Common    832110100       6,219,720    88,600  SH             SOLE                 88,600
SONICBLUE              Common    83546Q109       6,129,875 1,290,500  SH             SOLE              1,290,500
STILLWATER MINING
  COMPANY              Common    86074Q102       7,617,280   281,600  SH             SOLE                281,600
SUIZA FOODS CORP       Common    865077101       5,989,610   124,550  SH             SOLE                124,550
SUN MICROSYSTEMS INC
  COM                  Common    866810104       7,907,865   514,500  SH             SOLE                514,500
TAKE TWO INTERACTIVE   Common    874054109      14,269,191 1,000,250  SH             SOLE              1,000,250
TENET HEALTHCARE
  CORP COM             Common    88033G100       7,286,400   165,600  SH             SOLE                165,600
THQ INC                Common    872443403      14,196,800   373,600  SH             SOLE                373,600
TOSCO CORP             Common    891490302       4,293,104   100,400  SH             SOLE                100,400
UTSTARCOM              Common    918076100       8,094,713   486,900  SH             SOLE                486,900
VALERO ENERGY CORP
  NEW COM              Common    91913Y100       9,911,600   279,200  SH             SOLE                279,200
VARCO INTL INC DEL COM Common    922122106      12,160,785   588,900  SH             SOLE                588,900
VIRATA CORP            Common    927646109       4,049,375   310,000  SH             SOLE                310,000
WEBTRENDS CORP         Common    94844D104       2,758,500   306,500  SH             SOLE                306,500
WORLDCOM INC           Common    98157D106       7,475,000   400,000  SH             SOLE                400,000
YELLOW CORP            Common    985509108       5,108,388   298,300  SH             SOLE                298,300

TOTAL                                          733,631,415









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02466001.AB4